Regulatory Matters - Regulatory Assets and Liabilities Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Regulatory Asset And Liabilities [Line Items]
Regulatory asset, earned revenue, percentage	50.00%
Deferred pension expense
Regulatory Asset And Liabilities [Line Items]
Regulatory asset, underfunded status	$ 261	$ 304
Purchase premium recoverable through rates
Regulatory Asset And Liabilities [Line Items]
Regulatory asset, amortization period	40 years